SHARE INCENTIVE PLAN (Details)				12 Months Ended
	Apr. 02, 2018 $ / shares shares	Jul. 01, 2017 $ / shares shares	Jun. 22, 2017 item $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares
SHARE INCENTIVE PLAN
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.001	$ 0.001	$ 0.001
Share options granted (in shares) | shares				20,000	2,109,305
Exercise price per share of the options granted | $ / shares				$ 0.01	$ 11.42
Directors
SHARE INCENTIVE PLAN
Share options granted (in shares) | shares			1,286,878
Exercise price per share of the options granted | $ / shares			$ 11.66
Employees
SHARE INCENTIVE PLAN
Share options granted (in shares) | shares	20,000
Exercise price per share of the options granted | $ / shares	$ 0.01
Vesting of share-based compensation (as a percent)	25.00%
Shares vesting quarterly in twelve quarters (as a percent)	75.00%
Number of quarters of vesting	12
Director and consultant
SHARE INCENTIVE PLAN
Share options granted (in shares) | shares		50,300
Exercise price per share of the options granted | $ / shares		$ 1.48
Completion of IPO before June 22, 2018 | Directors
SHARE INCENTIVE PLAN
Vesting of share-based compensation (as a percent)			25.00%
Shares vesting quarterly in twelve quarters (as a percent)			75.00%
Number of quarters of vesting | item			12
Non completion of IPO before June 22, 2018 | Directors
SHARE INCENTIVE PLAN
Vesting of share-based compensation (as a percent)			25.00%
Shares vesting quarterly in twelve quarters (as a percent)			75.00%
Number of quarters of vesting | item			12
Completion of IPO on September 27, 2018 | Employees
SHARE INCENTIVE PLAN
Share options granted (in shares) | shares			772,127
Exercise price per share of the options granted | $ / shares			$ 11.66
Vesting of share-based compensation (as a percent)			25.00%
Shares vesting quarterly in twelve quarters (as a percent)			75.00%
Number of quarters of vesting | item			12
2009 Share Incentive Plan
SHARE INCENTIVE PLAN
Total number shares authorized | shares				2,573,756
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.001
2017 Share Incentive Plan
SHARE INCENTIVE PLAN
Total number shares authorized | shares				2,059,005
Additional annual increase in number of shares (as a percent)				2.00%